28. Income tax / deferred tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Deferred Tax
Analysis of deferred tax assets and liabilities
	12.31.18	Result from exposure to inflation	Charged to profit and loss	Charged to other comprenhensive income	12.31.19
Deferred tax assets
Trade receivables and other receivables	684,433	(239,331)	108,892	-	553,994
Trade payables and other payables	3,005,838	(1,051,076)	(1,353,250)	-	601,512
Salaries and social security taxes payable	76,023	(26,584)	64,099	-	113,538
Benefit plans	162,972	(56,988)	-	2,198	108,182
Tax liabilities	24,035	(8,404)	1,990	-	17,621
Provisions	531,827	(185,968)	326,742	-	672,601
Deferred tax asset	4,485,128	(1,568,351)	(851,527)	2,198	2,067,448

Deferred tax liabilities:
Property, plant and equipment	(16,527,448)	5,779,286	(8,895,157)	-	(19,643,319)
Financial assets at fair value through profit or loss	(326,726)	114,249	4,305	-	(208,172)
Borrowings	(6,836)	2,390	989	-	(3,457)
Tax inflation adjustment	-	-	(2,267,465)	-	(2,267,465)
Deferred tax liability	(16,861,010)	5,895,925	(11,157,328)	-	(22,122,413)

Net deferred tax liabilities	(12,375,882)	4,327,574	(12,008,855)	2,198	(20,054,965)

	12.31.17	Result from exposure to inflation	Charged to profit and loss	Charged to other comprenhensive income	12.31.18
Deferred tax assets
Tax loss carryforward	82,716	(82,716)	-	-	-
Inventories	20,689	(13,938)	(6,751)	-	-
Trade receivables and other receivables	739,735	(570,525)	515,223	-	684,433
Trade payables and other payables	653,015	1,165,031	1,187,792	-	3,005,838
Salaries and social security taxes payable	(147,331)	200,559	22,795	-	76,023
Benefit plans	336,931	(198,056)	21,497	2,600	162,972
Tax liabilities	85,953	(66,952)	5,034	-	24,035
Provisions	(840,005)	1,161,083	210,749	-	531,827
Deferred tax asset	931,703	1,594,486	1,956,339	2,600	4,485,128

Deferred tax liabilities:
Property, plant and equipment	(11,481,171)	1,388,776	(6,435,053)	-	(16,527,448)
Financial assets at fair value through profit or loss	(593,775)	576,433	(309,384)	-	(326,726)
Borrowings	(66,819)	58,411	1,572	-	(6,836)
Deferred tax liability	(12,141,765)	2,023,620	(6,742,865)	-	(16,861,010)

Net deferred tax liabilities	(11,210,062)	3,618,106	(4,786,526)	2,600	(12,375,882)

	12.31.16	Result from exposure to inflation	Charged to profit and loss	Charged to other comprenhensive income	12.31.17
Deferred tax assets
Tax loss carryforward	9,472	(3,057)	76,301	-	82,716
Inventories	11,564	(3,732)	12,857	-	20,689
Trade receivables and other receivables	315,186	(101,728)	526,277	-	739,735
Trade payables and other payables	2,551,061	(823,369)	(1,074,677)	-	653,015
Salaries and social security taxes payable	55,628	(17,954)	(185,005)	-	(147,331)
Benefit plans	237,974	(76,807)	186,860	(11,096)	336,931
Tax liabilities	35,724	(11,530)	61,759	-	85,953
Provisions	341,132	(110,102)	(1,071,035)	-	(840,005)
Deferred tax asset	3,557,741	(1,148,279)	(1,466,663)	(11,096)	931,703

Deferred tax liabilities:
Property, plant and equipment	(15,038,537)	4,656,085	(1,098,719)	-	(11,481,171)
Financial assets at fair value through profit or loss	(91,618)	29,570	(531,727)	-	(593,775)
Borrowings	(19,104)	6,166	(53,881)	-	(66,819)
Deferred tax liability	(15,149,259)	4,691,821	(1,684,327)	-	(12,141,765)

Net deferred tax liabilities	(11,591,518)	3,543,542	(3,150,990)	(11,096)	(11,210,062)

	12.31.19	12.31.18
Deferred tax assets:
To be recover in less than 12 months	2,066,726	1,567,287
To be recover in more than 12 months	723	2,918,158
Deferred tax asset	2,067,449	4,485,445

Deferred tax liabilities:
To be recover in less than 12 months	(22,121,773)	(16,453,585)
To be recover in more than 12 months	(641)	(407,742)
Deferred tax liability	(22,122,414)	(16,861,327)

Net deferred tax liabilities	(20,054,965)	(12,375,882)

Income tax expense

	2019	2018	2017
Deferred tax	(7,681,281)	(1,168,420)	392,552
Current tax	(2,904,191)	(1,713,587)	(1,169,638)
Difference between provision and tax return	(88,376)	(4,864)	(7,227)
Income tax expense	(10,673,848)	(2,886,871)	(784,313)

	Note	2019	2018	2017
Profit for the period before taxes		22,807,987	9,495,085	8,596,806
Applicable tax rate		30%	30%	35%
Loss for the period at the tax rate		(6,842,396)	(2,848,526)	(3,008,882)
Gain from interest in joint ventures		124	861	(9)
Non-taxable income		(1,021,032)	(1,209,002)	1,565,827
Adjustment effect on tax inflation	4.16	(2,805,112)	-	-
Change in the income tax rate (1)		-	1,174,660	665,978
Difference between provision and tax return		(12,230)	(4,864)	(7,227)
Other		6,798	-	-
Income tax expense		(10,673,848)	(2,886,871)	(784,313)

(1)    Effect on deferred tax assets and liabilities in accordance with the tax reform of 2017 and Law 27,430.

Income tax provisions
	12.31.19	12.31.18

Provision of income tax payable	2,904,191	1,713,587
Tax withholdings	(934,780)	(764,324)
Total income tax payable	1,969,411	949,263